LEASES - Future minimum lease payments (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Future minimum lease payments
Minimum lease payments	$ 136,387	$ 168,263
Within 1 year
Future minimum lease payments
Minimum lease payments	42,347	47,600
Between 1 - 3 years
Future minimum lease payments
Minimum lease payments	34,141	40,261
Between 3 - 5 years
Future minimum lease payments
Minimum lease payments	19,261	24,904
Thereafter
Future minimum lease payments
Minimum lease payments	$ 40,638	$ 55,498